INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Text Block]
10.	INCOME TAXES

The provision for income taxes differs from the result which would be obtained by applying the statutory income tax rate of 34% (2010 – 34%; 2009 – 34%) to income before income taxes. The difference results from the following items:

	2011	2010	2009

Computed expected (benefit) income taxes	$(1,004,000)	$(375,000)	$(119,000)
Increase in valuation allowance	1,004,000	375,000	119,000
	$-	$-	$-

Significant components of the Company’s deferred income tax assets are as follows:

	2011	2010	2009

Deferred income tax asset	$1,744,000	$740,000	$365,000
Valuation allowance	(1,744,000)	(740,000)	(365,000)
	$-	$-	$-

The Company has net operating losses of approximately $5,131,000 (2010 - $2,177,000; 2009 - $1,075,000), which if unutilized, will expire through to 2031. Future tax benefits, which may arise as a result of these losses, have not been recognized in these consolidated financial statements and have been offset by a valuation allowance.